Consolidated Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Intangible assets	kr 146.0	kr 254.0
Property and equipment	799.0	621.0
Right-of-use assets	523.0	354.0
Receivables	48.0	27.0
Deferred tax assets	252.0	264.0
Other investments	133.0	371.0
Total non-current assets	1,901.0	1,891.0
Corporate tax receivable	143.0	31.0
Receivables	5,910.0	3,367.0
Marketable securities	12,431.0	10,381.0
Cash and cash equivalents	9,893.0	8,957.0
Total current assets	28,377.0	22,736.0
Total assets	30,278.0	24,627.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66.0	65.7
Share premium	12,309.0	12,029.0
Other reserves	98.0	81.0
Retained earnings	14,968.0	10,020.0
Total shareholders' equity	27,441.0	22,196.0
Lease liabilities	523.0	363.0
Deferred revenue	480.0	487.0
Other payables	11.0	13.0
Total non-current liabilities	1,014.0	863.0
Lease liabilities	74.0	62.0
Deferred revenue	33.0	26.0
Other payables	1,716.0	1,480.0
Total current liabilities	1,823.0	1,568.0
Total liabilities	2,837.0	2,431.0
Total shareholders' equity and liabilities	kr 30,278.0	kr 24,627.0